Income Taxes - Schedule of Reconciliation of Movements of Unrecognized Tax Benefits Exclusive of Related Interest and Penalties (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Income Tax Disclosure [Abstract]
Balance at beginning of fiscal year	$ 8,589,164	$ 8,870,677
Additions based on tax positions related to the current year	630,012	422,094
Reduction for tax positions related to prior year	(217,785)	(700,780)
Exchange realignment	7,256
Exchange realignment		(2,827)
Balance at end of fiscal year	$ 9,008,647	$ 8,589,164